UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Diversified Dividend and Income Fund  (JDD)

September 30, 2013

Shares	Description (1)	Value
	Long-Term Investments 142.3% (97.1% of Total Investments)
	Common Stocks - 38.8% (26.5% of Total Investments)
	Aerospace & Defense - 0.7%
23,500	Raytheon Company	$ 1,811,145
	Airlines - 0.2%
41,300	Controladora Vuela Compania de Aviacion SAB de CV, (2)	598,850
	Automobiles - 1.1%
77,000	General Motors Company, (2)	2,769,690
	Building Products - 0.7%
35,400	Masonite International Corporation, (2)	1,732,122
	Capital Markets - 1.4%
57,800	Ares Capital Corporation	999,362
50,200	Bank of New York Company, Inc.	1,515,538
63,600	Medley Capital Corporation	877,044
	Total Capital Markets	3,391,944
	Chemicals - 0.4%
23,000	Mosaic Company	989,460
	Commercial Banks - 1.3%
79,000	Wells Fargo & Company	3,264,280
	Communications Equipment - 2.0%
144,800	Cisco Systems, Inc.	3,391,216
129,900	Ericsson LM Telefonaktiebolaget	1,734,165
	Total Communications Equipment	5,125,381
	Consumer Finance - 0.9%
32,000	Capital One Financial Corporation	2,199,680
	Diversified Financial Services - 2.6%
66,000	Citigroup Inc.	3,201,660
66,000	JPMorgan Chase & Co.	3,411,540
	Total Diversified Financial Services	6,613,200
	Diversified Telecommunication Services - 0.4%
14,600	CenturyLink Inc.	458,148
110,200	Frontier Communications Corporation	459,534
	Total Diversified Telecommunication Services	917,682
	Electric Utilities - 0.2%
19,700	NRG Yield Inc., Class A Shares, (2)	596,713
	Food & Staples Retailing - 1.2%
81,000	Carrefour SA, (3)	550,800
43,900	CVS Caremark Corporation	2,491,325
	Total Food & Staples Retailing	3,042,125
	Household Products - 0.5%
15,100	Procter & Gamble Company	1,141,409
	Industrial Conglomerates - 0.4%
45,500	General Electric Company	1,086,995
	Insurance - 3.6%
80,000	American International Group	3,890,400
80,000	Hartford Financial Services Group, Inc.	2,489,600
6,300	Swiss Re AG, (3)	521,139
71,000	Unum Group	2,161,240
	Total Insurance	9,062,379
	Machinery - 0.8%
16,100	Ingersoll Rand Company Limited, Class A	1,045,534
17,400	PACCAR Inc.	968,484
	Total Machinery	2,014,018
	Media - 5.0%
147,000	Interpublic Group Companies, Inc.	2,525,460
15,760	Metro-Goldwyn-Mayer, (2)	851,040
97,500	National CineMedia, Inc.	1,838,850
48,000	Time Warner Inc.	3,158,880
3,958	Tribune Company, (2)	249,710
3,184	Tribune Company, (4)	-
30,000	Twenty First Century Fox Inc., Class A Shares	1,005,000
34,500	Viacom Inc., Class B	2,883,510
	Total Media	12,512,450
	Metals & Mining - 0.9%
40,000	AngloGold Ashanti Limited, Sponsored ADR	531,200
150,500	AuRico Gold Inc.	573,405
56,100	Barrick Gold Corporation	1,044,582
	Total Metals & Mining	2,149,187
	Oil, Gas & Consumable Fuels - 2.9%
30,800	Canadian Natural Resources Limited	968,352
39,500	Royal Dutch Shell PLC, Class A	2,594,360
164,900	Talisman Energy Inc.	1,896,350
31,700	Total SA, Sponsored ADR	1,836,064
	Total Oil, Gas & Consumable Fuels	7,295,126
	Pharmaceuticals - 6.0%
27,700	AstraZeneca PLC, Sponsored ADR	1,438,461
68,600	GlaxoSmithKline PLC	3,441,662
29,900	Merck & Company Inc.	1,423,539
150,000	Pfizer Inc., (5)	4,306,500
15,800	Roche Holdings AG, Sponsored ADR, (3)	1,066,974
65,000	Sanofi-Aventis	3,290,950
	Total Pharmaceuticals	14,968,086
	Semiconductors & Equipment - 1.2%
20,600	Analog Devices, Inc.	969,230
60,300	Applied Materials, Inc.	1,057,662
25,400	Microchip Technology Incorporated	1,023,366
	Total Semiconductors & Equipment	3,050,258
	Software - 2.5%
83,000	CA Inc.	2,462,610
91,800	Microsoft Corporation	3,057,858
22,500	Oracle Corporation	746,325
	Total Software	6,266,793
	Tobacco - 0.6%
16,500	Philip Morris International	1,428,735
	Wireless Telecommunication Services - 1.3%
90,000	Vodafone Group PLC, Sponsored ADR	3,166,200
	Total Common Stocks (cost $75,382,079)	97,193,908
Shares	Description (1)	Value
	Real Estate Investment Trust (REIT) Common Stocks - 37.1% (25.3% of Total Investments)
	Diversified - 1.9%
33,500	Colonial Properties Trust	$ 753,415
46,350	Vornado Realty Trust	3,896,181
	Total Diversified	4,649,596
	Hotels, Restaurants & Leisure - 2.9%
209,542	Host Hotels & Resorts Inc.	3,702,607
35,800	RLJ Lodging Trust	840,942
16,400	Starwood Hotels & Resorts Worldwide, Inc.	1,089,780
118,750	Sunstone Hotel Investors Inc.	1,512,875
	Total Hotels, Restaurants & Leisure	7,146,204
	Industrial - 3.0%
45,750	EastGroup Properties Inc.	2,708,858
127,648	Prologis Inc.	4,802,118
	Total Industrial	7,510,976
	Mortgage - 0.8%
45,300	PennyMac Mortgage Investment Trust	1,027,404
56,000	Redwood Trust Inc.	1,102,640
	Total Mortgage	2,130,044
	Office - 4.5%
21,200	Alexandria Real Estate Equities Inc.	1,353,620
133,100	BioMed Realty Trust Inc.	2,474,329
31,350	Boston Properties, Inc.	3,351,315
54,500	Douglas Emmett Inc.	1,279,115
30,500	SL Green Realty Corporation	2,709,620
	Total Office	11,167,999
	Residential - 7.2%
130,876	Apartment Investment & Management Company, Class A	3,656,675
29,925	AvalonBay Communities, Inc.	3,803,168
85,700	Equity Residential	4,590,949
16,950	Essex Property Trust Inc.	2,503,515
149,600	UDR Inc.	3,545,520
	Total Residential	18,099,827
	Retail - 10.0%
100,000	Developers Diversified Realty Corporation	1,571,000
9,300	Federal Realty Investment Trust	943,485
217,860	General Growth Properties Inc.	4,202,519
83,250	Kimco Realty Corporation	1,679,985
71,391	Macerich Company	4,029,308
41,750	Regency Centers Corporation	2,018,613
46,635	Simon Property Group, Inc.	6,912,706
36,450	Taubman Centers Inc.	2,453,450
46,500	Weingarten Realty Trust	1,363,845
	Total Retail	25,174,911
	Specialized - 6.8%
38,800	Extra Space Storage Inc.	1,775,100
95,200	Health Care Property Investors Inc.	3,898,440
54,750	Health Care REIT, Inc.	3,415,305
29,574	Public Storage, Inc.	4,748,106
52,650	Ventas Inc.	3,237,974
	Total Specialized	17,074,925
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $72,209,447)	92,954,482

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 Par (or similar) Retail Structures - 0.3% (0.2% of Total Investments)
	Commercial Banks - 0.3%
38,000	Texas Capital Bancshares Inc.	6.500%	BB	$ 850,820
	Total $25 Par (or similar) Retail Structures (cost $950,581)			850,820

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	$1,000 (or similar) Institutional Structures - 0.4% (0.2% of Total Investments)
	Diversified Financial Services - 0.4%
$978	JPMorgan Chase & Company	6.000%	12/31/49	BBB	$ 916,875
$978	Total $1,000 (or similar) Institutional Structures (cost $978,000)				916,875

Principal
Amount (000)	Description (1)	Coupon	Maturity (7)	Ratings (6)	Value
	Variable Rate Senior Loan Interests - 32.8% (22.4% of Total Investments) (8)
	Aerospace & Defense - 0.2%
$437	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 434,288
	Airlines - 0.4%
499	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	496,256
498	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	499,764
997	Total Airlines				996,020
	Auto Components - 1.3%
1,290	Federal-Mogul Corporation, Tranche B, Term Loan	2.116%	12/29/14	B1	1,270,292
658	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	648,108
1,000	Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	1,008,125
447	Tomkins, LLC / Tomkins, Inc., Term Loan B2	3.750%	9/29/16	BB	448,506
3,395	Total Auto Components				3,375,031
	Biotechnology - 0.4%
875	Grifols, Inc., Term Loan	4.250%	6/01/17	BB+	882,574
	Capital Markets - 0.6%
500	Guggenheim Partners LLC, Initial Term Loan	4.000%	7/22/20	N/R	502,375
1,111	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	1,123,042
1,611	Total Capital Markets				1,625,417
	Chemicals - 0.4%
973	Univar, Inc., Term Loan	5.000%	6/30/17	B+	940,038
	Commercial Services & Supplies - 0.8%
1,042	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	1,046,380
958	KAR Auction Services, Inc., Term Loan B	3.750%	5/19/17	BB-	963,076
2,000	Total Commercial Services & Supplies				2,009,456
	Computers & Peripherals - 0.4%
1,000	Dell, Inc., Term Loan B, WI/DD	TBD	TBD	BB+	985,104
	Consumer Finance - 0.1%
360	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	360,990
	Containers & Packaging - 1.0%
683	Pact Group, Inc., Term Loan B	3.750%	5/22/20	Ba3	674,395
1,576	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,583,038
355	Sealed Air Corporation, Term Loan B1	4.000%	10/03/18	Ba1	358,613
2,614	Total Containers & Packaging				2,616,046
	Diversified Consumer Services - 0.8%
2,000	Hilton Hotels Corporation, Term Loan B2, WI/DD	TBD	TBD	BB	2,000,208
	Diversified Financial Services - 0.2%
436	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	439,060
	Diversified Other - 0.2%
500	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	495,000
	Diversified Telecommunication Services - 0.6%
849	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	852,954
744	Windstream Corporation, Term Loan B4	3.500%	1/23/20	BBB-	746,422
1,593	Total Diversified Telecommunication Services				1,599,376

	Food Products - 4.0%

993	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	999,323
2,793	H.J. Heinz Company, Term Loan B2	3.500%	6/05/20	BB+	2,807,141
1,238	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,248,212
4,875	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	4,863,916
9,899	Total Food Products				9,918,592
	Health Care Equipment & Supplies - 0.6%
1,474	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	1,485,387
	Health Care Providers & Services - 3.9%
998	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	1,008,714
4	Community Health Systems, Inc., Extended Term Loan	3.760%	1/25/17	BB	4,249
993	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	997,959
1,945	DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	Ba2	1,957,123
1,954	Golden Living, Term Loan	5.000%	5/04/18	B1	1,873,501
1,000	HCA, Inc., Tranche B4, Term Loan	2.929%	5/01/18	BB+	999,583
76	HCA, Inc., Tranche B5, Term Loan	2.998%	3/31/17	BB	75,898
898	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	898,374
466	Select Medical Corporation, Term Loan B	4.001%	6/01/18	Ba2	468,075
1,400	United Surgical Partners International, Inc., Term Loan, First Lien	4.250%	4/19/17	B1	1,404,065
9,734	Total Health Care Providers & Services				9,687,541
	Hotels, Restaurants & Leisure - 2.5%
1,935	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	1,954,982
994	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	991,614
1,904	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB-	1,884,743
733	Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.000%	12/20/18	BB+	739,771
181	Venetian Casino Resort LLC, Delayed Term Loan	2.680%	11/23/16	BBB-	180,844
573	Venetian Casino Resort LLC, Tranche B, Term Loan	2.680%	11/23/16	BBB-	573,516
6,320	Total Hotels, Restaurants & Leisure				6,325,470
	Household Durables - 1.1%
993	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	996,636
1,000	Jarden Corporation, Term Loan B1, WI/DD	TBD	TBD	BB	1,001,250
809	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	803,915
2,802	Total Household Durables				2,801,801
	Household Products - 0.2%
400	Spectrum Brands, Inc., Term Loan A	3.000%	9/11/17	BB+	400,177
	Industrial Conglomerates - 0.4%
995	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	999,531
	Internet & Catalog Retail - 0.3%
652	Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/16/17	B+	654,416
	IT Services - 0.0%
110	SunGard Data Systems, Inc., Term Loan B	1.929%	2/28/14	BB	110,176
	Machinery - 0.1%
270	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	267,900
	Media - 3.0%
248	Clear Channel Communications, Inc., Tranche D, Term Loan	6.929%	1/30/19	CCC+	229,548
428	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	431,336
726	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	739,938
1,244	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,241,379
500	Media General, Inc., Delayed Draw, Term Loan, (10)	0.500%	7/31/20	BB-	501,871
534	Nielsen Finance LLC, Term Loan E	2.932%	5/01/16	BBB-	536,141
500	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	497,500
496	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	498,108
1,556	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	1,551,798
1,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB	995,625
1,554	Yell Group PLC, Term Loan, (9)	0.000%	7/31/14	N/R	339,267
8,786	Total Media				7,562,511
	Multi-Utilities - 0.4%
993	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	993,918
	Oil, Gas & Consumable Fuels - 1.0%
250	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	252,708
522	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB+	525,299
333	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	331,875
500	Fieldwood Energy LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba2	500,250
131	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	128,512
833	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	836,354
2,569	Total Oil, Gas & Consumable Fuels				2,574,998
	Pharmaceuticals - 3.0%
970	ConvaTec Healthcare, Incremental Term Loan B	4.000%	12/22/16	Ba3	977,265
908	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	905,627
736	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	737,220
1,489	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	1,501,544
1,965	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	1,968,073
280	Warner Chilcott Company LLC, Term Loan B1 Additional	5.500%	3/15/18	BBB-	280,903
644	Warner Chilcott Corporation, Term Loan B1	5.500%	3/15/18	BBB-	645,247
507	Warner Chilcott Corporation, Term Loan B3	5.500%	3/15/18	BBB-	508,470
7,499	Total Pharmaceuticals				7,524,349
	Real Estate Investment Trust - 0.3%
811	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	814,069
	Real Estate Management & Development - 0.3%
663	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	666,319
	Road & Rail - 0.2%
404	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	406,744
	Semiconductors & Equipment - 0.7%
744	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	BB-	756,936
975	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	990,844
1,719	Total Semiconductors & Equipment				1,747,780
	Software - 1.7%
500	Activision Blizzard, Inc., Term Loan B, WI/DD	TBD	TBD	BBB	500,625
840	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	844,858
983	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	984,942
786	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	789,883
1,035	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.500%	6/07/19	BB	1,037,139
107	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.500%	6/07/19	BB	107,134
4,251	Total Software				4,264,581
	Specialty Retail - 1.2%
253	J Crew Group, Term Loan B1	4.000%	3/07/18	B1	252,617
1,755	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,755,765
990	Pilot Travel Centers LLC, First Amendment, Tranche B, Term Loan	4.250%	8/07/19	BB	994,022
2,998	Total Specialty Retail				3,002,404
	Wireless Telecommunication Services - 0.5%
995	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	986,767
195	Clear Channel Communications, Inc., Tranche B, Term Loan	3.829%	1/29/16	CCC+	184,052
1,190	Total Wireless Telecommunication Services				1,170,819
$83,330	Total Variable Rate Senior Loan Interests (cost $82,753,768)				82,138,091

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Corporate Bonds - 0.1% (0.1% of Total Investments)
	Media - 0.0%
$132	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$ 129,360
	Metals & Mining - 0.1%
215	Southern Copper Corporation	7.500%	7/27/35	BBB+	225,864
$347	Total Corporate Bonds (cost $379,731)				355,224

Principal
Amount (000)	(11)	Description (1)	Coupon	Maturity	Ratings (6)	Value
		Emerging Markets Debt and Foreign Corporate Bonds - 32.8% (22.4% of Total Investments)
		Argentina - 0.6%
130		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B-	$ 135,200
145		Republic of Argentina	7.000%	10/03/15	B-	133,400
80		Republic of Argentina	8.750%	6/02/17	B	65,400
263		Republic of Argentina	8.280%	12/31/33	CC	168,375
400		Republic of Argentina	8.280%	12/31/33	B-	248,072
231	EUR	Republic of Argentina	7.820%	12/31/33	CC	195,172
1,348		Republic of Argentina	2.500%	12/31/38	CC	478,540
		Total Argentina				1,424,159
		Azerbaijan - 0.2%
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	491,156
		Bolivia - 0.1%
220		Bolivia Government, 144A	5.950%	8/22/23	BB-	210,100
200		Bolivia Government, Reg S	4.875%	10/29/22	BB-	180,250
		Total Bolivia				390,350
		Brazil - 2.9%
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	258,825
215		Banco Nacional de Desenvolvimento Economico e Social, 144A	5.750%	9/26/23	BBB	215,000
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A	5.333%	2/15/28	BBB	842,188
1,130	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	A-	484,535
1,167	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/23	A-	492,084
300		Centrais Eletricas Brasileiras S.A, 144A	5.750%	10/27/21	BBB	289,950
755		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BBB	729,708
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	465,650
600		Federative Republic of Brazil	6.000%	1/17/17	BBB	671,100
460		Federative Republic of Brazil	8.000%	1/15/18	BBB	517,499
671		Federative Republic of Brazil	8.250%	1/20/34	BBB	873,978
1,003		Federative Republic of Brazil	7.125%	1/20/37	BBB	1,178,524
260		Petrobras International Finance Company	6.750%	1/27/41	A3	251,425
		Total Brazil				7,270,466
		Canada - 0.2%
431		Pacific Rubiales Energy Corporation, 144A	7.250%	12/12/21	BB+	452,550
150		Pacific Rubiales Energy Corporation, 144A	5.125%	3/28/23	BB+	134,438
		Total Canada				586,988
		Colombia - 2.3%
395		Bancolombia SA	6.125%	7/26/20	BBB-	402,900
235		EcoPetrol SA	5.875%	9/18/23	BBB	244,400
190		EcoPetrol SA	7.375%	9/18/43	BBB	205,675
215		Grupo Aval Acciones y Valores, 144A	4.750%	9/26/22	Baa3	192,963
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB	424,141
580		Republic of Colombia	7.375%	3/18/19	BBB	702,380
900		Republic of Colombia	11.750%	2/25/20	BBB	1,298,250
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	249,009
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	119,847
535		Republic of Colombia	10.375%	1/28/33	BBB	802,500
1,000		Republic of Colombia	7.375%	9/18/37	BBB	1,248,500
		Total Colombia				5,890,565
		Chile - 1.0%
640		Coporacion Nacional del Cobre de Chile, Reg S	3.750%	11/04/20	AA-	635,372
655		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	AA-	641,960
420		Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	AA-	416,963
195		E-CL S.A, 144A	5.625%	1/15/21	BBB-	199,276
395		Empresa Nacional del Petroleo, 144A	4.750%	12/06/21	A	388,485
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	244,901
		Total Chile				2,526,957
		China - 0.1%
255		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	249,554
		Costa Rica - 0.3%
315		Banco de Costa Rica, 144A	5.250%	8/12/18	Baa3	319,093
590		Republic of Costa Rica, 144A	4.250%	1/26/23	Baa3	528,050
		Total Costa Rica				847,143
		Cote d’Ivoire (Ivory Coast) - 0.4%
1,075		Ivory Coast Republic, Reg S	5.750%	12/31/32	D	946,000
		Croatia - 0.8%
280		Republic of Croatia, 144A	6.250%	4/27/17	BB+	294,230
130		Republic of Croatia, 144A	6.625%	7/14/20	BB+	137,800
200		Republic of Croatia, Reg S	6.250%	4/27/17	BB+	210,164
400		Republic of Croatia, Reg S	5.375%	11/29/19	BB+	426,500
880		Republic of Croatia, Reg S	6.625%	7/14/20	BB+	932,800
		Total Croatia				2,001,494
		Dominican Republic - 0.2%
405		Dominican Republic, 144A	5.875%	4/18/24	B+	375,638
182		Dominican Republic, Reg S	9.040%	1/23/18	B+	197,904
		Total Dominican Republic				573,542
		El Salvador - 0.6%
145		Republic of El Salvador, 144A	5.875%	1/30/25	BB-	137,388
30		Republic of El Salvador, Reg S	8.250%	4/10/32	BB-	32,325
165		Republic of El Salvador, Reg S	7.375%	12/01/19	BB-	179,438
616		Republic of El Salvador, Reg S	7.750%	1/24/23	BB-	669,900
75		Republic of El Salvador, Reg S	7.625%	9/21/34	BB-	78,750
120		Republic of El Salvador, Reg S	7.650%	6/15/35	BB-	121,800
260		Republic of El Salvador, Reg S	7.625%	2/01/41	BB-	261,300
		Total El Salvador				1,480,901
		Hungary - 1.1%
276		Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	273,240
480		Republic of Hungary, Government Bond	5.375%	2/21/23	Ba1	466,800
1,210		Republic of Hungary, Government Bond	7.625%	3/29/41	Ba1	1,294,700
395	EUR	Republic of Hungary, Government Bond, Reg S	4.375%	7/04/17	Ba1	536,348
90	EUR	Republic of Hungary, Government Bond, Reg S	5.750%	6/11/18	Ba1	126,627
		Total Hungary				2,697,715
		Iceland - 0.1%
231		Republic of Iceland, Treasury Obligations, 144A	5.875%	5/11/22	BBB	237,353
		India - 0.1%
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	285,602
		Indonesia - 2.4%
760		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	843,600
215		Pertamina PT, Reg S	6.000%	5/03/42	Baa3	174,150
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	191,000
385		Republic of Indonesia, 144A	5.375%	10/17/23	Baa3	383,075
1,445		Republic of Indonesia, Reg S	7.500%	1/15/16	Baa3	1,591,306
395		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	524,856
235		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	232,650
475		Republic of Indonesia, Reg S	3.750%	4/25/22	Baa3	427,500
395		Republic of Indonesia, Reg S	3.375%	4/15/23	Baa3	336,738
100		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	121,250
1,180		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	1,194,750
		Total Indonesia				6,020,875
		Ireland - 0.2%
400		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	Baa1	407,500
		Kazakhstan - 1.5%
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB+	200,200
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	342,375
200		Kazakhstan Development Bank, 144A	4.125%	12/10/22	BBB+	184,500
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	210,000
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	409,686
200		Kazakhstan Temir Zholy JSC, 144A	6.950%	7/10/42	BBB	201,740
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	236,250
635		KazMunayGas National Company, 144A	5.750%	4/30/43	BBB	557,213
435		Kazmunaygas National, Reg S	11.750%	1/23/15	BBB	485,569
250		Kazmunaygas National, Reg S	5.750%	4/30/43	BBB	219,375
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB	479,988
210		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	BBB	257,250
		Total Kazakhstan				3,784,146
		Latvia - 0.6%
520		Latvia Republic, 144A	5.250%	2/22/17	BBB+	566,280
715		Latvia Republic, 144A	3.625%	1/12/20	BBB+	677,767
295		Latvia Republic, Reg S	5.250%	2/22/17	BBB+	321,255
		Total Latvia				1,565,302
		Lithuania - 0.9%
175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	212,188
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	165,481
670		Republic of Lithuania, 144A	6.625%	2/01/22	Baa1	785,575
120		Republic of Lithuania, Reg S	5.125%	9/14/17	Baa1	131,100
195		Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	236,438
695		Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	793,169
		Total Lithuania				2,323,951
		Luxembourg - 0.3%
210		Gaz Capital SA, Reg S	9.250%	4/23/19	Baa1	258,342
330		Gaz Capital SA, Reg S	8.625%	4/28/34	Baa1	394,350
		Total Luxembourg				652,692
		Malaysia - 0.5%
765		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	AA-	838,206
360		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	398,727
		Total Malaysia				1,236,933
		Mexico - 1.6%
200		Alpek SA DE CV, Reg S	4.500%	11/20/22	BBB-	186,000
230		Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	242,910
420		Petroleos Mexicanos	4.875%	1/18/24	Baa1	420,000
340		Petroleos Mexicanos	6.500%	6/02/41	Baa1	352,369
210		United Mexican States	6.625%	3/03/15	Baa1	226,590
365		United Mexican States	7.500%	4/08/33	Baa1	463,550
1,004		United Mexican States	6.050%	1/11/40	Baa1	1,097,872
244		United Mexican States	4.750%	3/08/44	Baa1	220,820
940		United Mexican States	5.750%	10/12/00	Baa1	883,600
		Total Mexico				4,093,711
		Morocco - 0.2%
215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB-	195,693
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB-	195,638
		Total Morocco				391,331
		Nigeria - 0.2%
240		Nigerian Government International Bond, 144A	5.125%	7/12/18	BB-	243,600
200		Nigerian Government International Bond, 144A	6.375%	7/12/23	BB-	204,000
		Total Nigeria				447,600
		Panama - 0.5%
180		AES Panama, Reg S	6.350%	12/21/16	BBB-	189,017
30		Republic of Panama	7.250%	3/15/15	BBB	32,550
490		Republic of Panama	8.875%	9/30/27	BBB	673,750
200		Republic of Panama	9.375%	4/01/29	BBB	285,500
		Total Panama				1,180,817
		Peru - 0.7%
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB+	143,138
745		Republic of Peru	8.375%	5/03/16	BBB+	860,473
140		Republic of Peru	7.125%	3/30/19	BBB+	169,750
130		Republic of Peru	7.350%	7/21/25	BBB+	166,075
335		Republic of Peru	6.550%	3/14/37	BBB+	396,138
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	A-	103,497
		Total Peru				1,839,071
		Philippines - 1.2%
185		National Power Corporation	9.625%	5/15/28	BBB-	262,700
230		Republic of the Philippines	9.875%	1/15/19	BBB-	304,175
515		Republic of the Philippines	6.500%	1/20/20	BBB-	605,125
420		Republic of the Philippines	10.625%	3/16/25	BBB-	636,300
555		Republic of the Philippines	9.500%	2/02/30	BBB-	824,175
250		Republic of the Philippines	7.750%	1/14/31	BBB-	325,625
		Total Philippines				2,958,100
		Poland - 0.6%
95		Republic of Poland	3.875%	7/16/15	A2	99,636
91		Republic of Poland	6.375%	7/15/19	A2	106,197
395		Republic of Poland	5.125%	4/21/21	A2	429,563
710		Republic of Poland	5.000%	3/23/22	A2	763,605
		Total Poland				1,399,001
		Romania - 0.7%
390		Republic of Romania, 144A	6.750%	2/07/22	Baa3	444,678
315	EUR	Republic of Romania, Reg S	4.875%	11/07/19	Baa3	442,810
536		Republic of Romania, Reg S	6.750%	2/07/22	Baa3	611,147
266		Republic of Romania, Reg S	4.375%	8/22/23	Baa3	254,363
		Total Romania				1,752,998
		Russia - 2.8%
290		Alrosa Finance SA, 144A	7.750%	11/03/20	BB-	321,958
230		EDC Finance Limited, 144A	4.875%	4/17/20	BB+	219,650
555		Gazprom International SA, Reg S	4.375%	9/19/22	BBB-	510,600
200		Gazprom Neft OAO Via GPN Capital SA, 144A	4.375%	9/19/22	BBB-	184,000
635		Gazprom OAO Via Gaz Capital SA, Reg S	5.999%	1/23/21	Baa1	664,369
435		Lukoil International Finance, 144A	4.563%	4/24/23	BBB	404,659
5,995	RUB	Russian Federal Bond - OFZ	8.150%	2/03/27	BBB+	193,718
7,275	RUB	Russian Federation	6.800%	12/11/19	BBB+	222,955
4,255	RUB	Russian Federation	7.050%	1/19/28	Baa1	124,427
600		Russian Federation, 144A	4.875%	9/16/23	Baa1	613,500
700		Russian Federation, Reg S	3.625%	4/29/15	Baa1	727,300
200		Russian Federation, Reg S	4.500%	4/04/22	Baa1	204,240
1,572		Russian Federation, Reg S	7.500%	3/31/30	Baa1	1,852,777
700		VTB Capital SA, Reg S	6.875%	5/29/18	BBB	752,500
		Total Russia				6,996,653
		Singapore - 0.2%
210		DBS Bank Limited Singapore, Reg S	3.625%	9/21/22	Aa3	214,721
210		Oversea-Chinese Banking Corporation, Reg S	3.750%	11/15/22	Aa3	215,960
		Total Singapore				430,681
		Senegal - 0.2%
400		Republic of Senegal, Reg S	8.750%	5/13/21	B+	421,000
		Serbia - 0.3%
805		Republic of Serbia, Reg S	7.250%	9/28/21	BB-	836,194
		Slovenia - 0.2%
475		Republic of Slovenia, 144A	5.850%	5/10/23	A-	451,250
		South Africa - 0.7%
400		Esckom Holdings Limited, Reg S	5.750%	1/26/21	BBB+	397,000
415		Eskom Holdings Limited, 144A	6.750%	8/06/23	BBB	426,496
295		Republic of South Africa	5.875%	9/16/25	Baa1	310,119
2,590	ZAR	Republic of South Africa	8.750%	2/28/48	BBB+	251,656
335		Transnet SOC Limited, 144A	4.500%	2/10/16	A3	345,469
		Total South Africa				1,730,740
		Spain - 0.1%
225		BBVA Banco Continental SA, 144A	3.250%	4/08/18	BBB+	219,938
150		Santander Issuances, Reg S	4.125%	11/09/22	BBB+	137,625
		Total Spain				357,563
		Sri Lanka - 0.4%
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	164,688
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	190,500
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	265,350
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	169,531
200		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	190,500
		Total Sri Lanka				980,569
		Thailand - 0.1%
200		PTT Global Chemical PCL, 144A	4.250%	9/19/22	BBB	189,445
		Turkey - 1.7%
210		Akbank TAX, Reg S	3.875%	10/24/17	Baa2	204,225
775		Republic of Turkey, Government Bond	7.000%	9/26/16	Baa3	862,188
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Baa3	363,131
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	204,240
160		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	166,240
1,495		Republic of Turkey, Government Bond	7.375%	2/05/25	Baa3	1,687,855
360		Republic of Turkey, Government Bond	6.875%	3/17/36	Baa3	382,590
215		Turkiye Garanti Bankasi AS, 144A	4.000%	9/13/17	Baa2	209,625
210		Turkiye IS Bankasi (Isbank), Reg S	3.875%	11/07/17	Baa2	201,338
		Total Turkey				4,281,432
		Ukraine - 0.9%
355		Republic of Ukraine, 144A	6.250%	6/17/16	B	305,300
445		Republic of Ukraine, 144A	9.250%	7/24/17	B	411,202
200		Republic of Ukraine, Reg S	6.875%	9/23/15	B	175,500
885		Republic of Ukraine, Reg S	6.580%	11/21/16	B	761,100
440		Republic of Ukraine, Reg S	6.750%	11/14/17	B	376,200
220		Republic of Ukraine, Reg S	9.250%	7/24/17	B	203,291
		Total Ukraine				2,232,593
		United Arab Emirates - 0.2%
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Baa3	283,140
217		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	226,763
		Total United Arab Emirates				509,903
		Uruguay - 0.7%
1,329		Republic of Uruguay	4.500%	8/14/24	BBB-	1,348,935
11		Republic of Uruguay	6.875%	9/28/25	BBB-	12,417
243		Republic of Uruguay	7.875%	1/15/33	BBB-	312,575
		Total Uruguay				1,673,927
		Venezuela - 1.2%
530		Petroleos de Venezuela SA, Reg S	9.750%	5/17/35	B+	405,450
335		Republic of Venezuela	9.250%	9/15/27	B+	272,188
1,325		Republic of Venezuela	9.375%	1/13/34	B+	1,046,750
230		Republic of Venezuela, Reg S	5.750%	2/26/16	B+	207,575
880		Republic of Venezuela, Reg S	9.000%	5/07/23	B+	714,120
261		Republic of Venezuela, Reg S	11.750%	10/21/26	B+	240,773
255		Republic of Venezuela, Reg S	11.950%	8/05/31	B+	235,238
		Total Venezuela				3,122,094
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $83,012,179)				82,168,017
		Total Long-Term Investments (cost $315,665,785)				356,577,417

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 4.3% (2.9% of Total Investments)
$7,892	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $7,891,780, collateralized by 7,665,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $8,051,845	0.000%	10/01/13	$ 7,891,780
2,848	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $2,848,449, collateralized by 2,700,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $2,905,875	0.000%	10/01/13	2,848,449
$10,740	Total Short-Term Investments (cost $10,740,229)			10,740,229
	Total Investments (cost $326,406,014) - 146.6%			367,317,646
	Borrowings - (46.3)% (12), (13)			(116,000,000)
	Other Assets Less Liabilities - (0.3)% (14)			(715,162)
	Net Assets Applicable to Common Shares - 100%			$ 250,602,484

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value (14)
(133)	Anglogold Limited	$(199,500)	1/18/14	$15.0	$(11,637)
(284)	Interpublic Group Companies, Inc.	(426,000)	10/19/13	15.0	(61,770)
(317)	Talisman Energy Inc.	(380,400)	10/19/13	12.0	(7,133)
(146)	Vodafone Group PLC	(467,200)	10/19/13	32.0	(45,990)
(139)	Vodafone Group PLC	(458,700)	10/19/13	33.0	(30,928)
(315)	Vodafone Group PLC	(1,071,000)	1/18/14	34.0	(61,425)
(1,334)	Total Call Options Written (premiums received $120,940)	$(3,002,800)			$(218,883)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Notional Amount	In Exchange For	Notional Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (14)
Bank of America	Peruvian Nuevo Sol	42,000	U.S. Dollar	14,990	12/18/13	$ 46
Citibank N.A.	U.S. Dollar	397,540	Nigerian Naira	69,331,000	12/09/13	24,432
Credit Suisse	Euro	945,000	U.S. Dollar	1,256,670	12/18/13	(22,030)
Credit Suisse	Russian Ruble	16,006,000	U.S. Dollar	479,458	12/18/13	(7,687)
Credit Suisse	South African Rand	2,115,000	U.S. Dollar	210,223	12/18/13	1,959
Credit Suisse	U.S. Dollar	196,718	Malaysian Ringgit	645,000	12/18/13	295
Credit Suisse	U.S. Dollar	205,087	Philippine Peso	8,950,000	12/18/13	1,255
HSBC Bank	U.S. Dollar	407,431	Mexican Peso	5,372,000	12/18/13	426
Royal Bank of Canada	Brazilian Real	3,082,000	U.S. Dollar	1,272,187	12/03/13	(98,945)
Standard Chartered Bank	U.S. Dollar	41,571	Brazilian Real	100,000	12/03/13	2,917
State Street Bank	Peruvian Nuevo Sol	42,000	U.S. Dollar	14,984	12/18/13	40
State Street Bank	Peruvian Nuevo Sol	42,000	U.S. Dollar	15,008	12/18/13	64
UBS AG	Colombian Peso	1,517,717,000	U.S. Dollar	782,167	12/18/13	(8,659)
UBS AG	Peruvian Nuevo Sol	44,000	U.S. Dollar	15,656	12/18/13	(1)
						$ (105,888)

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (16)	Date	(Depreciation) (14)
JPMorgan	$ 19,950,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (98,729)
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	754,961
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,443,704
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(779,886)
	$ 100,800,000							$ 1,320,050

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 95,054,995	$ 2,138,913	$ –	*	$ 97,193,908
Real Estate Investment Trust (REIT) Common Stocks	92,954,482	–	–		92,954,482
$25 Par (or similar) Retail Structures	850,820	–	–		850,820
$1,000 (or similar) Institutional Structures	–	916,875	–		916,875
Variable Rate Senior Loan Interests	–	82,138,091	–		82,138,091
Corporate Bonds	–	355,224	–		355,224
Emerging Markets Debt and Foreign Corporate Bonds	–	82,168,017	–		82,168,017
Short-Term Investments:
Repurchase Agreements	–	10,740,229	–		10,740,229
Derivatives:
Call Options Written	(218,883)	–	–		(218,883)
Forward Foreign Currency Exchange Contracts**	–	(105,888)	–		(105,888)
Swaps**	–	1,320,050	–		1,320,050
Total	$188,641,414	$179,671,511	$ –	*	$368,312,925

* Value equals zero as of the end of the reporting period.

**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $332,419,566.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 50,560,489
Depreciation	(15,662,409)
Net unrealized appreciation (depreciation) of investments	$ 34,898,080

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(9)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of September 30, 2013, the Fund had unfunded senior loan commitments outstanding of $500,000.
(11)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(12)	Borrowings as a percentage of Total Investments is 31.6%.
(13)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(14)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand
USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013